Real Property Interests (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Real Property Interests
Land	$ 8,262,784	$ 7,209,933	$ 3,354,119
Real property interests - perpetual	85,756,805	75,926,262	68,728,763
Real property interests - non-perpetual	258,394,847	209,485,179	183,031,371
Total land and real property interests	352,414,436	292,621,374	255,114,253
Accumulated amortization of real property interests	(12,387,800)	(8,507,384)	(3,942,232)
Land and net real property interests	$ 340,026,636	$ 284,113,990	$ 251,172,021